Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company and its all subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts reported and disclosed in the consolidated financial statements and accompanying notes. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates. Changes in estimates are recorded in the period they are identified.

Significant accounting estimates reflected in the Company’s consolidated financial statements include: allowance for expected credit loss, provision of inventory, sales returns, useful life of property, plant and equipment, assumptions used in assessing impairment of long-lived assets.

Financial Instruments and current expected credit losses

Financial Instruments and current expected credit losses

Effective on January 1, 2021, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio.

This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

The Company have adopted loss rate method and individual specific valuation method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate. For accounts receivable and prepayments and other receivables aged less than 360 days, notes receivables and contract assets, the Company uses the loss rate method, which is a combination of historical rate method and adjustment rate method, to estimate the credit loss. For accounts receivable aged over 360 days and overdue retainage receivable, the Company uses the individual specific valuation method to estimate the credit loss.

The Company believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates. To the extent that there are material differences between these estimates and the actual results, future financial statements will be affected.

As of December 31, 2024 and 2023, balance of allowance for expected credit loss was $2,066,850 and $2,152,189, respectively.

Foreign Currency Translation

Foreign Currency Translation

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance sheet date. The resulting exchange differences are reported in the consolidated statement of operations and comprehensive income.

The reporting currency of the Company is the U.S. dollar. The financial records of the Company’s subsidiaries in People’s Republic of China (“PRC”) and Hong Kong (“HK”) are maintained in their local currencies, as their functional currency which are Chinese Yuan (“CNY” or “RMB”) and Hong Kong Dollars (“HKD”). In general, for consolidation purposes, assets and liabilities of the Company’s subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) with in the statements of shareholders’ equity. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Total foreign translation adjustments loss was $344,879 for the year ended December 31, 2024, $566,358 for the year ended December 31, 2023 and $1,294,936 for the year ended December 31, 2022. The balance sheet amounts of PRC subsidiary, with the exception of shareholders’ equity on December 31, 2024 and 2023 were translated at 7.2993 RMB and 7.0999 RMB to $1.00, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income of PRC subsidiary accounts for the fiscal years ended December 31, 2024, 2023 and 2022 were 7.1957 RMB ,7.0809 RMB and 6.7290 RMB to $1.00, respectively. The balance sheet amounts of HK subsidiary, with the exception of shareholders’ equity on December 31, 2024 and 2023, and the average translation rates applied to statement of income for fiscal years ended December 31, 2024, 2023 and 2022, were all translated at 7.8 HKD to $1.00 USD.

Concentration of Risks

Concentration of Risks

Concentration of major customers and suppliers:

	For the years ended December 31,
	2024		2023		2022
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Major customers representing more than 10% of the Company’s revenues
Customer A	$8,228,966	18.3%	$442,554	0.9%	$3,263,319	6.5%
Customer B	5,957,404	13.3%	8,390,058	16.3%	4,810,176	9.6%
Customer C	5,560,578	12.4%	3,280,721	6.4%	-	-
Customer D	4,497,689	10.0%	15,852,474	30.8%	11,066,180	22.2%
Total	$24,244,637	54.0%	$27,965,807	54.4%	$19,139,675	38.3%
	As of December 31,
	2024		2023
	Amount	Percentage	Amount	Percentage
Major customers of the Company’s accounts receivable
Customer A	$2,718,597	18.0%	$-	-
Customer B	1,582,693	10.5%	3,619,197	19.6%
Customer C	-	-	2,246,649	12.1%
Customer D	1,704,452	11.3%	1,649,436	8.9%
Total	$6,005,742	39.8%	$7,515,282	40.6%

Accounts receivable from the Company’s major customers accounted for 39.8% and 40.6% of total accounts receivable balances as of December 31, 2024 and 2023, respectively.

The loss of our significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

	For the years ended December 31,
	2024		2023		2022
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Major suppliers representing more than 10% of the Company’s purchase
Supplier A	$2,669,726	8.4%	$11,425,454	23.8%	$8,387,625	17.6%
Supplier B	3,939,174	12.4%	4,147,801	8.7%	1,875,765	3.9%
Supplier C	4,651,267	14.7%	3,390,540	7.1%	4,617,742	9.7%
Total	$11,260,167	35.5%	$18,963,795	39.6%	$14,881,132	31.2%
	As of December 31,
	2024		2023
	Amount	Percentage	Amount	Percentage
Major suppliers of the Company’s accounts payables
Supplier A	$1,378,928	15.9%	$2,974,486	24.6%
Supplier B	1,499,161	17.3%	1,632,295	13.5%
Supplier C	1,645,008	19.0%	1,555,532	12.9%
Supplier D	699,940	8.1%	1,284,403	10.6%
Total	$5,223,037	60.3%	$7,446,716	61.6%

Accounts payable from the Company’s major suppliers accounted for 60.3% and 61.6% of total accounts payable balances as of December 31, 2024 and 2023, respectively.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB. Strengthening of the RMB against the USD would result in a negative impact of the Company’s net income and/or its financial position.

Currency Convertibility Risks

The Company’s operating activities are predominantly (over 80% to 90%) transacted in RMB and USD. While USD is freely convertible into other currencies, RMB is not freely convertible into other currencies. which are not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Credit Risks

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (exclude prepayments), notes receivable, amounts due from related parties, contract assets, restricted cash and cash and cash equivalents presented on the consolidated statements of financial position. The Company has no other financial assets which carry significant exposure to credit risk.

Interest Rate Risks

The Company is subject to interest rate risk. The Company has bank interest bearing loans charged at variable interest rates. And although some bank interest bearing loans are charged at fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Risks and Uncertainties

The operations of the Company are located in Hong Kong and PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong and PRC, as well as by the general state of Hong Kong and PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong and PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note1, this may not be indicative of future results.

Liquidity Risks

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 150-180 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

As of December 31, 2024, we had cash and cash equivalents of $8,132,655. We believe that our current cash, cash to be generated from our operations and access to help from our related party will be sufficient to meet our working capital needs for at least the next twelve months. However, we do not have any amounts committed to be provided by our related party.

Following the completion of our initial public offering on February 28, 2025, we plan to utilize a portion of the proceeds to expand our business, implement our growth strategies in the market, and strengthen our position in the industry. To support our expansion efforts, we may seek additional capital through future equity financings to increase production capacity and meet anticipated market demand.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

The Company maintains certain bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HKD800,000 per depositor per Scheme member, including both principal and interest. As of December 31, 2024 and 2023, cash and cash equivalents in Hong Kong was $783,945 and $1,353,481, respectively.

The Company also maintains certain bank accounts in the mainland China. Cash balances in bank accounts in PRC are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. As of December 31, 2024 and 2023, cash and cash equivalents in PRC was $7,348,710 and $6,729,210, respectively.

Restricted Cash

Restricted Cash

Cash that is restricted as guarantee securities and is reported separately on the face of the consolidated balance sheets and is included in the total cash and cash equivalents in the consolidated statements of cash flows. The Company’s restricted cash mainly represents the secured deposits held in designated bank accounts for issuance of letter of credit and bank guarantee. As of December 31, 2024 and December 31, 2023, restricted cash was $200,517 and $313,235, respectively.

Accounts Receivable and Allowance for Expected Credit Loss

Accounts Receivable and Allowance for Expected Credit Loss

Accounts receivable represent trade receivable and are recognized initially at fair value and subsequently adjusted for any allowance for expected credit loss. The Company grant credit to customers, without collateral, under normal payment terms (typically 30 to 120 days after invoicing). Generally, invoicing occurs after the products were delivered. The carrying value of such receivables, net of expected credit loss and allowance for doubtful accounts, represents its estimated realized value. The Company expect to collect the outstanding balance of current accounts receivables, net within one year.

The allowance for expected credit loss recognized against accounts receivable as of December 31, 2024 and 2023 was $1,929,117 and $1,905,008, respectively.

Notes Receivable

Notes Receivable

Notes receivable are recorded at the face amount, adjusted for any allowance for expected credit loss. Notes receivable are issued by PRC financial institutions which have higher credit standing than commercial businesses. The company’s notes receivable generally mature and are due for payment 120 to 180 days from the date of issuance of notes and are classified as current assets.

The allowance for expected credit loss recognized against of notes receivable as of December 31, 2024 and December 31, 2023 was $3,053 and $18,753, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

The inventory provision recognized as of December 31, 2024 and 2023 was $1,247,384 and $1,069,201, respectively, and effect of change in provision of inventory are recognized in cost of sales.

Contract Assets

Contract Assets

Contract assets, excluding any amounts presented as receivable, all the Company’s contract assets were retainage. Certain of our contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Contract assets were assessed for impairment in accordance with ASC 326.

Investment in equity securities

Investment in equity securities

The Company follows ASC subtopic 321-10, the Company’s investments are classified as equity investments with readily determinable fair values which requires the accounting for an equity security to be measured at fair value with changes in unrealized gains and losses included in current period operations.

During the years ended December 31, 2024 and 2023, the Company purchased certain publicly-listed equity securities through various open market transactions and accounted for such investments as “financial assets at FVTPL” and subsequently measure the investments at fair value. The Company recognized a gain (loss) on fair value change of investment in trading securities of $(398,654), $1,359 and $(4,427) in the consolidated statements of operations and comprehensive income as other income (expense) for the years ended December 31, 2024, 2023 and 2022, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

●	Level 1 —	defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2 —	defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

●	Level 3 —	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, amounts due from related parties other receivable and deposit, investment in equity securities, short-term and long-term bank loans, accounts payable, other payables and accrued liabilities, refundable liabilities, notes payable, contract liabilities, tax payables and amount due to related parties.

The carrying amount of long-term bank loans reported in the balance sheet approximates their fair value due to their fixed interest rates that approximate current market rates for similar instruments.

The Company holds certain equity securities that are measured at fair value through profit or loss (FVTPL) in accordance with the applicable accounting standards. The fair value of these equity securities is determined based on quoted market prices in active markets (Level 1). The carrying amount of the investment in equity securities reported in the balance sheet approximates their fair value due to their classification as FVTPL and the use of quoted market prices in active markets.

The carrying value of the company’s financial instruments mentioned above are approximate fair value because of the short-term nature of these items.

The Company noted no transfers between levels during any of the periods presented. Except for investment in equity securities, the Company did not have any other instruments that were measured at fair value on a recurring nor non-recurring basis as of December 31, 2024 and 2023.

Employee benefit expenses

Employee benefit expenses

All eligible employees of the Company in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries and to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed. The Company recorded employee benefit expenses of $373,200, $473,134 and $325,401 for the years ended December 31, 2024, 2023 and 2022, respectively.

All salaried employees of the Company in Hong Kong are enrolled in a Mandatory Provident Fund Scheme (“MPF scheme”) scheme under the Hong Kong Mandatory Provident Fund Schemes Ordinance, within two months of employment. The MPF scheme is a defined contribution retirement plan administered by an independent trustee. The Company makes regular contributions of 5% of the employee’s relevant income to the MPF scheme, subject to a maximum of $194 (equivalent to HKD 1,500) per month. Contributions to the plan vest immediately. The Company recorded MPF expense of $23,976, $19,995 and $22,327 for the years ended December 31, 2024, 2023 and 2022, respectively.

Property, Plant, and Equipment, net

Property, Plant, and Equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment loss, and include expenditure that substantially increases the useful lives of existing assets. Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred, whereas significant renewals and betterments are capitalized.

Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Buildings	5 – 20 years
Plant and machinery	3 – 10 years
Furniture and fixture	3 – 10 years
Computers and office equipment	3 – 10 years
Motor vehicles	3 – 5 years

When assets are sold or retired, their costs and accumulated depreciation are derecognized from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income.

Intangible assets, net

Intangible assets, net

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Category	Useful life
Land use-right	50 years
Patents	10 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with the relevant Accounting Standards Codifications (“ASC”), primarily ASC 360, Property, Plant, and Equipment, and ASC 350, Intangibles — Goodwill and Other. Long-lived assets consist primarily of property, plant and equipment and intangible assets.

For property, plant and equipment, in accordance with ASC 360, the Company evaluates the carrying value whenever a triggering event occurs, or when events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the estimated undiscounted future net cash flows expected to be generated. Examples of triggering events include significant disposals of a portion of assets or adverse changes in the market or business environment. If the asset group is determined not to be recoverable, the Company measures the fair value and recognizes an impairment loss if the fair value is less than the carrying amount. The determination of fair value, based on reasonable and supportable assumptions and projections, requires significant subjective judgment. Depending on the assumptions and estimates used, the fair value of the asset group can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate of fair value.

For intangible assets, in accordance with ASC 350, the Company evaluates indefinite-lived intangible assets for impairment at least annually or more frequently if triggering events occur, by comparing their fair value to their carrying amount. Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company did not record any impairment charges related to its long-lived assets for the years ended December 31, 2024, 2023, and 2022. There can be no assurance, however, that future events will not negatively impact the Company’s operations or financial position, which could result in future impairment charges.

Leases

Leases

The Company adopted this ASU and related amendments as of January 1, 2021 and made an accounting policy election to not include leases with an initial term of 12 months or less on the balance sheets and the short term lease expenses. The Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2021 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 as payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The Company makes an accounting policy election not to separate non-lease components to measure the lease liability and lease asset.

Operating leases

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term, operating leases are recognized as right-of-use assets (“ROU”) in non-current assets and lease liabilities in non-current liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For all operating leases with an initial term of 12 months or less the Company elects to recognizes as short term lease and expenses lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense is recognized on a straight-line basis over the lease term and are included in general and administrative (“G&A”) expenses.

During the years ended December 31, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $81,538, $80,385 and $76,923, respectively. The operating expenses were paid to a related party, Won Fittings Company Limited, which is wholly owned by a director, Ms. Liu Liangping (Note 17).

Value-added Taxes (“VAT”)

Value-added Taxes (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The Company’s products manufactured and sold by it’s PRC subsidiary are subject to a VAT on the gross sales price. The Company is subject to a VAT rate of 13%. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products, and other expenses.

Revenue Recognition

Revenue Recognition

Effective on January 1, 2018, the Company adopted ASC Topic 606. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations.

In determining the transaction price the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled.

The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenue are recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery.

Revenue from the self-manufactured production sales

Revenue from self-manufactured production sales generates from both domestic and oversea customers. For domestic self-manufactured production sales, revenue is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the standard contract terms. For oversea self-manufactured sales, the Company sells its products either under free onboard (“FOB”) shipping point term or under FOB destination term. For sales under FOB shipping point term, the Company recognize revenues when products are loaded on the ships. Product delivery is evidenced by warehouse shipping logs as well assigned shipping bills from the shipping companies. For sales under FOB destination term, the Company recognize revenues when the products are delivered and accepted by customers.

Revenues from the self-manufactured production sales are recognized net of expected sales return and value added taxes. The Company does not routinely permit customers to return products, while in certain conditions product changes are allowed, and historically customer returns have been immaterial and due to the nature of company’s products, there was warranty offered per contract. However historically warranty expenses were immaterial. The Company’s sales returns are generally recognized according to i) repurchase percentage stipulated in sales agreements with certain customers or ii) estimated return rate base on historical experience and industry practice for those sales agreement without repurchase terms. The company determines repurchase terms in sales contracts as sales return rather than repurchase arrangement as repurchase price usually are the same as selling price.

The company recognized purchase obligation derived from sales return as refundable liability and related product cost that will be returned as inventories to be returned on balance sheet as end of each financial period. The estimate is based on accumulated sales revenue and stipulated or estimated return rate. No significant sales return occurred historically, therefore, the company determined estimated return rate for those sales agreements without repurchase terms are not significant, refundable liability as of December 31, 2024 and 2023 represents obligations related to sales agreements with repurchase term.

The Company generally provides rights of return up to certain percentage of contract for certain customers. As of December 31, 2024 and 2023, refundable liabilities of $1,303,748 and $2,275,943 were provided, respectively.

Revenue from trading sales to overseas market

For trading sales, the Company presents the revenue on a gross basis as the company act as principal in trading sales. Prices are determined based on negotiations with the Company’s customers and are not subject to adjustment. the Company sells its products either under free onboard (“FOB”) shipping point term or under FOB destination term. For sales under FOB shipping point term, the Company recognize revenues when products are loaded on the ships. Product delivery is evidenced by warehouse shipping logs as well assigned shipping bills from the shipping companies. For sales under FOB destination term, the Company recognize revenues when the products are delivered and accepted by customers.

Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. Payment terms for product sales are generally set at 30 – 120 days after the consideration becomes due and payable.

Disaggregation of revenue

The Company disaggregates its revenue by business model which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenue for the years ended December 31, 2024, 2023 and 2022 is as following:

	For years ended December 31,
Revenue stream	2024	2023	2022
Self-manufactured production sales revenue	$37,581,158	$45,966,687	$42,412,989
Trading sales revenue	7,282,272	5,461,367	7,438,145
Total revenue	$44,863,430	$51,428,054	$49,851,134

The table below shows the breakdown of sales revenue by geographical locations of our customers during the period under review:

	For years ended December 31,
Revenue by International Markets:	2024	2023	2022
People’s Republic of China	$36,863,348	$45,237,236	$41,979,895
South America	4,100,965	2,769,090	2,661,530
Australia	1,802,150	1,373,689	2,190,001
Europe	368,772	666,772	1,254,915
North America	699,013	445,423	1,100,483
Asia excluding PRC	871,783	888,563	635,621
Others	157,399	47,281	28,689
Total revenue	$44,863,430	$51,428,054	$49,851,134

The table below sets out our revenue by product categories for the periods indicated:

	For the years ended December 31,
Revenue by product	2024	2023	2022
Fittings	$13,617,429	$9,784,712	$9,375,836
Flanges	30,923,382	40,773,687	39,829,641
Others	322,619	869,655	645,657
Total	$44,863,430	$51,428,054	$49,851,134

Contract liabilities

Contract liabilities

A contract liability is recognized when the customer pays consideration before the Company recognized the related revenue. A contract liability would also be recognized if the Company has an unconditional right to receive consideration before the Company recognized the related revenue.

Contract liability at the beginning of each reporting period included in revenue for years ended December 31, 2024, 2023 and 2022 are $203,507, $214,626 and $401,175, respectively.

Cost of sales	Cost of sales Cost of sales consists primarily of cost of materials, direct labor costs and overhead costs that are directly attributable to products and services provided.
Selling Expenses	Selling Expenses Selling expenses include sales commission for bidding consultation, freight expenses and entertainment expenses.
General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses include management and office salaries and employee benefits, depreciation of office furniture and equipment, staff salaries, transportation and entertainment, bank charges, expected credit loss charge, other office expenses and audit fees.

Research and Development Costs

Research and Development Costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services and supplies, are expensed as incurred.

Income Taxes

Income Taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. We account for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized. The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

To the extent applicable, the Company records interest and penalties as other expense. All of the tax returns of the Company’s PRC subsidiaries remain subject to examination by PRC tax authorities for five years from the date of filing. The fiscal years for tax purpose in PRC are ended at December 31. All of the tax returns of the Company’s HK subsidiaries remain subject to examination by HK tax authorities for seven years from the date of filing.

The Company and its subsidiaries are not subject to U.S. tax laws and local state tax laws. The Company’s income and that of its related entities must be computed in accordance with Chinese and Hong Kong tax laws, as applicable, and all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of PRC and Hong Kong will not be changed in a manner that adversely affects shareholders. In particular, any such change could increase the amount of tax payable by the Company, reducing the amount available to pay dividends to the holders of the Company’s ordinary shares.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive income consists of foreign currency translation. The Company presents comprehensive income in accordance with ASC Topic 220, “Comprehensive Income”.

Earnings per share

Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260 “Earnings per Share.” Basic earnings per share is computed by dividing the net income by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential ordinary shares equivalents had been issued and if the additional common shares were dilutive. As of December 31, 2024 and 2023, there were no dilution impact.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and environmental claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, contracts breach liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. The Company’s management has evaluated all such proceedings and claims that existed as of December 31, 2024 and 2023.

Segment Reporting

Segment Reporting

The Company follows FASB ASC Topic 280, Segment Reporting, segments are defined as components of a company that engage in business activities from which they may earn revenues and incur expenses, and for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker, who is our chief executive officer, manages the business under two operating segments, which are our reportable segments: (1) Hong Kong trading, (2) PRC manufacturing.

Related Party

Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

New accounting standards which have been adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments require entities to disclose, on both an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. In addition, entities must disclose the title and position of the CODM and explain how the CODM uses the reported measure(s) of segment profit or loss in assessing performance and allocating resources. Entities with a single reportable segment are also required to provide all of the disclosures required by the amendments and existing segment disclosure requirements under Topic 280. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 effective January 1, 2024. The adoption did not have a material impact on the Company's consolidated financial statements, but it resulted in enhanced segment disclosure requirements in the notes to the financial statements.

New accounting standards which have not yet been adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this Update are effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of income and statements of cash flows.